Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Fair Value Measurement

28. Fair Value Measurement

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis include: short-term investments and investment in equity securities with readily determinable fair values.

The following table presents the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2020 and 2021.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,850,462	—	18,850,462	—
Equity securities with readily determinable fair value	64,916	64,916	—	—
Total assets	18,915,378	64,916	18,850,462	—

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	19,157,428	—	19,157,428	—
Equity securities with readily determinable fair value	28,452	28,452	—	—
Total assets	19,185,880	28,452	19,157,428	—

Valuation Techniques

Short-term investments: Short-term investments are investments in financial instruments with variable interest rates and maturity dates within one year. Fair value is estimated based on quoted prices of similar financial products provided by the banks at the end of each period (Level 2). The related gain/(loss) amounts are recognized in “interest income and investment income, net” in the consolidated statements of comprehensive loss.

Equity securities with readily determinable fair value: Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The related gain/(loss) amounts are recognized in “interest income and investment income, net” in the consolidated statements of comprehensive loss.

28. Fair Value Measurement (Continued)

Assets measured at fair value on a nonrecurring basis

Assets measured at fair value on a non-recurring basis include: investments in equity securities without readily determinable fair value and equity method investments. For investments in equity securities without readily determinable fair value, no measurement event occurred during the periods presented. Impairment charges of 5,000, nil and nil were recognized for the years ended December 31, 2019, 2020 and 2021, respectively. For equity method investments, no impairment loss was recognized for all years presented. The Group recorded RMB18,066, RMB30,381 and RMB38,163 impairment loss of property, plant and equipment and loss on inventory obsolescence for the years ended December 31, 2019, 2020 and 2021, respectively.

Assets and liabilities not measured at fair value but fair value disclosure is required

Financial assets and liabilities not measured at fair value include cash equivalents, time deposits, restricted cash, trade receivable, amounts due from related parties, prepayments and other current assets, short-term borrowings, trade and notes payable, amounts due to related parties, accruals and other current liabilities, other non-current assets, other non-current liabilities, and long-term borrowings.

The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group classifies the valuation techniques that use the inputs as Level 2 for short-term borrowing as the rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

Trade receivable, amounts due from related parties, prepayments and other current assets, trade and notes payable, amounts due to related parties and accruals and other current liabilities are measured at amortized cost, their fair values approximate their carrying values given their short maturities.

Secured borrowing, unsecured corporate loan and convertible debts are measured at amortized cost. Their fair values were estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The fair value of these long-term borrowings obligations approximate their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks and represent a level 2 measurement.